EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	R$ 1,420	R$ 1,420	R$ 1,420
Dividends Withheld, Arising From The Profit For 2015 [member]
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	623
Dividends Withheld, Arising From The Profit For 2014 [member]
IfrsStatementLineItems [Line Items]
Dividends withheld, arising from the net income	R$ 797